Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Credit Losses
Balance, beginning of period	$ 3,867	$ 3,330	$ 3,919
Acquisitions		14	61
Provision for credit losses	572	1,904	901
Accounts written off, net of recoveries	(1,208)	(1,381)	(1,551)
Balance, end of period	3,231	3,867	3,330
Income and Other Taxes
Provision for federal income taxes for REIT entities	$ 0